Fair Value Measurements - Schedule of Key Inputs (Details) - May 2025 Convertible Note [Member]	Jun. 30, 2026	Dec. 31, 2025	May 30, 2025
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	3.67	4.27
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0.08	0.34
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	46.18	102.79
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	30.4	99.2